UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:  William Cunningham
Title: Manager, Operations and Compliance
Phone: 416-848-1930
Signature, Place and Date of Signing:

William Cunningham,	Toronto, Ontario, November 14, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company


I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		61
Form 13F Information Table Value Total:		$539,196



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      836    12200 SH       SOLE                    12200
Archer-Daniels-Midland Co.     COM              039483102    12036   442821 SH       SOLE                   442821
Apache Corp.                   COM              037411105     5674    65620 SH       SOLE                    65620
Becton Dickinson & Co.         COM              075887109    16990   216274 SH       SOLE                   216274
Baker Hughes Inc.              COM              057224107    13093   289481 SH       SOLE                   289481
Berkshire Hathaway Inc.-CL A   COM              084670108     5706       43 SH       SOLE                       43
Berkshire Hathaway Inc. CL B   COM              084670702     1440    16323 SH       SOLE                    16323
Conagra Foods Inc.             COM              205887102     8621   312478 SH       SOLE                   312478
ConocoPhillips                 COM              20825C104    16795   293724 SH       SOLE                   293724
CSX Corporation                COM              126408103     7308   352193 SH       SOLE                   352193
Chevron Corp.                  COM              166764100     9015    77341 SH       SOLE                    77341
Du Pont (E.I.) De Nemours      COM              263534109     5315   105730 SH       SOLE                   105730
Dell Inc.                      COM              24702R101     6763   685860 SH       SOLE                   685860
Diamond Offshore Drilling Inc. COM              25271C102     8019   121846 SH       SOLE                   121846
Amdocs Ltd.                    COM              G02602103     8331   252542 SH       SOLE                   252542
Devon Energy Corp.             COM              25179M103    10895   180089 SH       SOLE                   180089
Dreamworks Animation           COM              26153C103    10544   548285 SH       SOLE                   548285
Emerson Electric Co.           COM              291011104     3567    73900 SH       SOLE                    73900
Exelon Corp.                   COM              30161N101    10746   302033 SH       SOLE                   302033
Freeport-McMoRan Copper & Gold COM              35671D857     6518   164675 SH       SOLE                   164675
Hasbro Inc.                    COM              418056107    17873   468257 SH       SOLE                   468257
IBM                            COM              459200101      648     3126 SH       SOLE                     3126
IShares S&P 500 Index Fund     COM              464287200      448     3100 SH       SOLE                     3100
Johnson Controls Inc.          COM              478366107     7050   257310 SH       SOLE                   257310
Johnson & Johnson              COM              478160104    20172   292727 SH       SOLE                   292727
Kraft Foods Inc.               COM              50075N104     2285    55256 SH       SOLE                    55256
Kimberly-Clark Corp.           COM              494368103    12557   146382 SH       SOLE                   146382
Coca Cola Co.                  COM              191216100     3555    93720 SH       SOLE                    93720
Kroger Co.                     COM              501044101     5535   235130 SH       SOLE                   235130
Medtronic Inc.                 COM              585055106    16603   385041 SH       SOLE                   385041
Metlife Inc.                   COM              59156R108     6303   182900 SH       SOLE                   182900
3M Co.                         COM              88579Y101     8920    96514 SH       SOLE                    96514
The Mosaic Co.                 COM              61945C103     4948    85880 SH       SOLE                    85880
Merck & Co. Inc.               COM              58933Y105    13889   307964 SH       SOLE                   307964
Microsoft Corp.                COM              594918104    18512   621628 SH       SOLE                   621628
M&T Bank Corp.                 COM              55261F104     4674    49121 SH       SOLE                    49121
Norfolk Southern Corp.         COM              655844108     3248    51042 SH       SOLE                    51042
Newell Rubbermaid Inc.         COM              651229106     6334   331814 SH       SOLE                   331814
NYSE Euronext                  COM              629491101    12284   498318 SH       SOLE                   498318
Oracle Corp.                   COM              68389X105     6550   207990 SH       SOLE                   207990
Pepsico Inc.                   COM              713448108     9867   139425 SH       SOLE                   139425
Procter & Gamble Co.           COM              742718109      788    11363 SH       SOLE                    11363
PNC Financial Services Group   COM              693475105    15831   250888 SH       SOLE                   250888
PPL Corp.                      COM              69351T106    21282   732603 SH       SOLE                   732603
Ryder System Inc.              COM              783549108    10625   272017 SH       SOLE                   272017
Resolute Forest Products       COM              76117W109    42479  3267630 SH       SOLE                  3267630
Reinsurance Group of America   COM              759351604     5293    91463 SH       SOLE                    91463
Rockwell Automation Inc.       COM              773903109     6533    93934 SH       SOLE                    93934
State Street Corp.             COM              857477103     9903   236019 SH       SOLE                   236019
AT&T Inc.                      COM              00206R102    15910   422017 SH       SOLE                   422017
Molson Coors Brewing Co. - B   COM              60871R209    13863   307715 SH       SOLE                   307715
Tiffany & Co.                  COM              886547108      309     5000 SH       SOLE                     5000
Tupperware Brands Corp.        COM              899896104     6912   128988 SH       SOLE                   128988
U.S. Bancorp.                  COM              902973304      328     9553 SH       SOLE                     9553
Walgreen Co.                   COM              931422109    10126   277894 SH       SOLE                   277894
Wells Fargo Co.                COM              949746101      301     8721 SH       SOLE                     8721
Wellpoint Inc.                 COM              94973V107    14517   250254 SH       SOLE                   250254
Waste Management Inc.          COM              94106L109     6464   201484 SH       SOLE                   201484
Wal-Mart Stores Inc.           COM              931142103     1472    19950 SH       SOLE                    19950
Cimarex Energy Co.             COM              171798101     4544    77612 SH       SOLE                    77612
Exxon Mobil Corp.              COM              30231G102     1247    13631 SH       SOLE                    13631
